Shareholders’ equity (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended										12 Months Ended
	Jun. 04, 2020	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 BRL (R$)	Dec. 27, 2022 USD ($)	Dec. 27, 2022 BRL (R$)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 BRL (R$)	May 31, 2022 USD ($)	May 31, 2022 BRL (R$)	Apr. 29, 2022 USD ($)	Apr. 29, 2022 BRL (R$)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Capital		$ 132,439										$ 132,439	$ 132,439
Capital, shares | shares		132,439										132,439	132,439
Par value ($ per share) | $ / shares		$ 1.00										$ 1.00
Authorized, but unissued and unsubscribed share capital		$ 231,925										$ 231,925
Percentage of equity interest held by the controlling shareholder (as a percent)												64.68%
Dividends declared to non-controlling interests												$ 23,075	$ 23,730	$ 5,332
Dividends payment		12,147	R$ 63,825			$ 2,996	R$ 15,714	$ 9,449	R$ 46,458
Pollarix S. A. [Member]
IfrsStatementLineItems [Line Items]
Dividends declared to non-controlling interests		$ 4,961	R$ 25,883	$ 3,163	R$ 16,622					$ 14,951	R$ 73,515
Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest held by the controlling shareholder (as a percent)	64.68%